Restricted cash and escrow receivables	12 Months Ended
Mar. 31, 2022
Restricted cash and escrow receivables
Restricted cash and escrow receivables

10.   Restricted cash and escrow receivables

	As of March 31,
	2021	2022

	(in millions of RMB)
Consumer protection fund deposits from merchants on the marketplaces (i)	33,426	35,268
Others	1,781	2,187
	35,207	37,455

(i)	The amount represents consumer protection fund deposits received from merchants on the Company’s marketplaces, which are restricted for the purpose of compensating consumers for claims against merchants. A corresponding liability is recorded in other deposits and advances received under accrued expenses, accounts payable and other liabilities (Note 19) on the consolidated balance sheets.